Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Quarterly Financial Information

	2016 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
Earnings (Loss) Attributable to AEP Common Shareholders	$501.2	$502.1	$(765.8)	(a)	$373.4

Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.02	1.03	(1.56)	(a)	0.76
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations (c)	—	(0.01)	—		—
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders (b)	1.02	1.02	(1.56)	(a)	0.76

Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.02	1.03	(1.56)	(a)	0.76
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations (c)	—	(0.01)	—		—
Total Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders (b)	1.02	1.02	(1.56)	(a)	0.76

	2015 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders	$629.2	$430.0	$518.3	$469.6

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.27	0.88	1.04	0.41
Basic Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (d)	0.02	—	0.02	0.54
Total Basic Earnings per Share Attributable to AEP Common Shareholders (b)	1.29	0.88	1.06	0.95

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (b)	1.27	0.88	1.04	0.41
Diluted Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (d)	0.02	—	0.02	0.54
Total Diluted Earnings per Share Attributable to AEP Common Shareholders (b)	1.29	0.88	1.06	0.95

(a)	Relates to impairments for Merchant Generating Assets (see Note 7).

(b)	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(c)	Relates to final accounting adjustment for sale of AEPRO (see Note 7).

(d)	Relates to sale of AEPRO (see Note 7).

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).

Appalachian Power Co [Member]
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).

Indiana Michigan Power Co [Member]
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).

Ohio Power Co [Member]
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).

Public Service Co Of Oklahoma [Member]
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).

Southwestern Electric Power Co [Member]
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		—	—	—	—	—
Net Income	503.1		126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	—	—	—	—	—
Net Income	503.9		73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		—	—	—	—	—
Net Income	375.2		65.3	38.5	37.5	2.6	16.5

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(c)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for Merchant Generating Assets (see Note 7).

(c)	Includes sale of AEPRO (see Note 7).